Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes.
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes

8. Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes

        The Company's 6.375% senior notes are fully and unconditionally guaranteed, except for customary limitations, on a senior basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors") which is defined as a subsidiary where the Company or a subsidiary of the Company holds all of the outstanding ownership interests. Certain of the Company's subsidiaries did not guarantee the 6.375% senior notes (the "Non-Guarantor Subsidiaries").

        The Company conducts a significant portion of its business through its subsidiaries. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries at December 31, 2012 and June 30, 2013 and for the three and six months ended June 30, 2012 and 2013.

        The equity method has been used by the Company with respect to investments in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in Non-Guarantor Subsidiaries. Separate financial statements for Subsidiary Guarantors are not presented.

Select Medical Corporation

Consolidating Balance Sheet

June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$5,053	$2,501	$1,214	$—		$8,768
Accounts receivable, net	—	363,430	63,761	—		427,191
Current deferred tax asset	8,844	1,701	4,305	—		14,850
Prepaid income taxes	12,219	—	—	—		12,219
Intercompany receivables	—	995,840	106,493	(1,102,333)	(a)	—
Other current assets	7,910	25,425	4,742	—		38,077

Total Current Assets	34,026	1,388,897	180,515	(1,102,333)		501,105
Property and equipment, net	15,417	424,392	58,999	—		498,808
Investment in affiliates	3,001,006	87,070	—	(3,088,076)	(b)(c)	—
Goodwill	—	1,641,796	—	—		1,641,796
Other identifiable intangibles	—	71,713	—	—		71,713
Non-current deferred tax asset	7,129	—	—	(7,129)	(d)	—
Other assets	34,220	96,805	608	—		131,633

Total Assets	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$19,461	$—	$—	$—		$19,461
Current portion of long-term debt and notes payable	9,050	2,195	1,985	—		13,230
Accounts payable	6,531	68,785	11,598	—		86,914
Intercompany payables	1,102,333	—	—	(1,102,333)	(a)	—
Accrued payroll	573	75,542	174	—		76,289
Accrued vacation	4,634	47,909	7,761	—		60,304
Accrued interest	7,927	1,130	—	—		9,057
Accrued other	48,367	36,500	9,260	—		94,127
Due to third party payors	—	2,745	3,550	—		6,295

Total Current Liabilities	1,198,876	234,806	34,328	(1,102,333)		365,677
Long-term debt, net of current portion	1,085,867	367,718	64,143	—		1,517,728
Non-current deferred tax liability	—	87,637	9,168	(7,129)	(d)	89,676
Other non-current liabilities	48,756	21,688	203	—		70,647

Total Liabilities	2,333,499	711,849	107,842	(1,109,462)		2,043,728
Redeemable non-controlling interests	—	—	12,520	—		12,520
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	864,557	—	—	—		864,557
Retained earnings (accumulated deficit)	(106,258)	861,889	25,223	(887,112)	(c)	(106,258)
Subsidiary investment	—	2,136,935	64,029	(2,200,964)	(b)	—

Total Select Medical Corporation Stockholder's Equity	758,299	2,998,824	89,252	(3,088,076)		758,299
Non-controlling interests	—	—	30,508	—		30,508

Total Equity	758,299	2,998,824	119,760	(3,088,076)		788,807

Total Liabilities and Equity	$3,091,798	$3,710,673	$240,122	$(4,197,538)		$2,845,055

(a)
Elimination of intercompany.

(b)
Elimination of investments in consolidated subsidiaries.

(c)
Elimination of investments in consolidated subsidiaries' earnings.

(d)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$207	$652,745	$103,721	$—	$756,673

Costs and expenses:
Cost of services	557	537,048	88,125	—	625,730
General and administrative	17,853	74	—	—	17,927
Bad debt expense	—	7,099	1,747	—	8,846
Depreciation and amortization	975	12,522	2,410	—	15,907

Total costs and expenses	19,385	556,743	92,282	—	668,410

Income (loss) from operations	(19,178)	96,002	11,439	—	88,263
Other income and expense:
Intercompany interest and royalty fees	(361)	355	6	—	—
Intercompany management fees	62,247	(57,217)	(5,030)	—	—
Equity in earnings of unconsolidated subsidiaries	—	546	22	—	568
Loss on early retirement of debt	(17,280)	—	—	—	(17,280)
Interest expense	(15,427)	(5,447)	(1,030)	—	(21,904)

Income from operations before income taxes	10,001	34,239	5,407	—	49,647
Income tax expense	6,555	13,018	196	—	19,769
Equity in earnings of subsidiaries	24,334	3,439	—	(27,773) (a)	—

Net income	27,780	24,660	5,211	(27,773)	29,878
Less: Net income attributable to non-controlling interests	—	—	2,098	—	2,098

Net income attributable to Select Medical Corporation	$27,780	$24,660	$3,113	$(27,773)	$27,780

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$310	$1,296,182	$210,136	$—	$1,506,628

Costs and expenses:
Cost of services	1,110	1,073,295	176,229	—	1,250,634
General and administrative	35,219	106	—	—	35,325
Bad debt expense	—	14,922	3,245	—	18,167
Depreciation and amortization	1,945	25,025	4,739	—	31,709

Total costs and expenses	38,274	1,113,348	184,213	—	1,335,835

Income (loss) from operations	(37,964)	182,834	25,923	—	170,793
Other income and expense:
Intercompany interest and royalty fees	(755)	741	14	—	—
Intercompany management fees	81,976	(72,619)	(9,357)	—	—
Equity in earnings of unconsolidated subsidiaries	—	1,571	55	—	1,626
Loss on early retirement of debt	(17,788)	—	—	—	(17,788)
Interest expense	(30,153)	(10,769)	(2,030)	—	(42,952)

Income (loss) from operations before income taxes	(4,684)	101,758	14,605	—	111,679
Income tax expense	1,912	40,682	215	—	42,809
Equity in earnings of subsidiaries	70,984	10,121	—	(81,105) (a)	—

Net income	64,388	71,197	14,390	(81,105)	68,870
Less: Net income attributable to non-controlling interests	—	—	4,482	—	4,482

Net income attributable to Select Medical Corporation	$64,388	$71,197	$9,908	$(81,105)	$64,388

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$64,388	$71,197	$14,390	$(81,105)	(a)	$68,870
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,945	25,025	4,739	—		31,709
Provision for bad debts	—	14,922	3,245	—		18,167
Equity in earnings of unconsolidated subsidiaires	—	(1,571)	(55)	—		(1,626)
Loss on early retirement of debt	17,788	—	—	—		17,788
Loss from disposal or sale of assets	—	74	7	—		81
Non-cash stock compensation expense	3,537	—	—	—		3,537
Amortization of debt discount and issuance costs	4,499	—	—	—		4,499
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(70,984)	(10,121)	—	81,105	(a)	—
Accounts receivable	—	(70,357)	(13,475)	—		(83,832)
Other current assets	(2,310)	(5,405)	1,821	—		(5,894)
Other assets	(5,540)	5,600	84	—		144
Accounts payable	1,857	(3,460)	(1,062)	—		(2,665)
Due to third-party payors	—	4,390	827	—		5,217
Accrued expenses	(19,539)	(6,586)	1,180	—		(24,945)
Income and deferred taxes	(3,448)	—	—	—		(3,448)

Net cash provided by (used in) operating activities	(7,807)	23,708	11,701	—		27,602

Investing activities
Purchases of property and equipment	(1,071)	(23,802)	(3,089)	—		(27,962)
Investment in businesses, net of distributions	—	(28,716)	—	—		(28,716)
Acquisition of businesses, net of cash acquired	—	(171)	—	—		(171)

Net cash used in investing activities	(1,071)	(52,689)	(3,089)	—		(56,849)

Financing activities
Borrowings on revolving credit facility	455,000	—	—	—		455,000
Payments on revolving credit facility	(480,000)	—	—	—		(480,000)
Borrowings on credit facility term loans, net of discount	298,500	—	—	—		298,500
Payments on credit facility term loans	(592,615)	—	—	—		(592,615)
Issuance of 6.375% senior notes	600,000	—	—	—		600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(70,000)	—	—	—		(70,000)
Borrowings of other debt	5,826	—	1,083	—		6,909
Principal payments on other debt	(4,057)	(223)	(393)	—		(4,673)
Debt issuance costs	(18,583)	—	—	—		(18,583)
Dividends paid to Holdings	(196,825)	—	—	—		(196,825)
Proceeds from bank overdrafts	1,625	—	—	—		1,625
Intercompany	(20,010)	27,971	(7,961)	—		—
Distributions to non-controlling interests	—	—	(1,467)	—		(1,467)

Net cash provided by (used in) financing activities	(21,139)	27,748	(8,738)	—		(2,129)

Net decrease in cash and cash equivalents	(30,017)	(1,233)	(126)	—		(31,376)
Cash and cash equivalents at beginning of period	35,070	3,734	1,340	—		40,144

Cash and cash equivalents at end of period	$5,053	$2,501	$1,214	$—		$8,768

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation

Consolidating Balance Sheet

December 31, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645	)(a)	359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173	)(b)	—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(c)(d)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107	)(e)	—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173	)(b)	—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645	)(a)	1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107	)(e)	89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(d)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(c)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Reclass portion of due to third party payor to accounts receivable net in consolidation.

(b)
Elimination of intercompany.

(c)
Elimination of investments in consolidated subsidiaries.

(d)
Elimination of investments in consolidated subsidiaries' earnings.

(e)
Reclass of non-current deferred tax asset to report net non-current deferred tax liability in consolidation.

Select Medical Corporation

Consolidating Statement of Operations

For the Three Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$13	$649,628	$100,552	$—	$750,193

Costs and expenses:
Cost of services	521	527,479	84,669	—	612,669
General and administrative	19,345	(791)	—	—	18,554
Bad debt expense	—	8,832	1,197	—	10,029
Depreciation and amortization	718	12,410	2,300	—	15,428

Total costs and expenses	20,584	547,930	88,166	—	656,680

Income (loss) from operations	(20,571)	101,698	12,386	—	93,513
Other income and expense:
Intercompany interest and royalty fees	(763)	754	9	—	—
Intercompany management fees	27,755	(23,159)	(4,596)	—	—
Equity in earnings of unconsolidated subsidiaries	—	2,739	13	—	2,752
Interest expense	(13,173)	(6,712)	(1,072)	—	(20,957)

Income (loss) from operations before income taxes	(6,752)	75,320	6,740	—	75,308
Income tax expense	2,211	26,377	58	—	28,646
Equity in earnings of subsidiaries	53,981	5,612	—	(59,593) (a)	—

Net income	45,018	54,555	6,682	(59,593)	46,662
Less: Net income attributable to non-controlling interests	—	—	1,644	—	1,644

Net income attributable to Select Medical Corporation	$45,018	$54,555	$5,038	$(59,593)	$45,018

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Operations

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$97	$1,293,953	$200,164	$—	$1,494,214

Costs and expenses:
Cost of services	1,010	1,052,944	170,334	—	1,224,288
General and administrative	33,455	(677)	—	—	32,778
Bad debt expense	—	17,674	2,730	—	20,404
Depreciation and amortization	1,423	25,580	4,624	—	31,627

Total costs and expenses	35,888	1,095,521	177,688	—	1,309,097

Income (loss) from operations	(35,791)	198,432	22,476	—	185,117
Other income and expense:
Intercompany interest and royalty fees	(1,556)	1,539	17	—	—
Intercompany management fees	57,129	(48,242)	(8,887)	—	—
Equity in earnings of unconsolidated subsidiaries	—	5,194	23	—	5,217
Interest expense	(26,147)	(13,910)	(2,150)	—	(42,207)

Income (loss) from operations before income taxes	(6,365)	143,013	11,479	—	148,127
Income tax expense	1,976	54,904	276	—	57,156
Equity in earnings of subsidiaries	96,638	9,111	—	(105,749) (a)	—

Net income	88,297	97,220	11,203	(105,749)	90,971
Less: Net income attributable to non-controlling interests	—	—	2,674	—	2,674

Net income attributable to Select Medical Corporation	$88,297	$97,220	$8,529	$(105,749)	$88,297

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation

Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2012

(unaudited)

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$88,297	$97,220	$11,203	$(105,749)	(a)	$90,971
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,423	25,580	4,624	—		31,627
Provision for bad debts	—	17,674	2,730	—		20,404
Equity in earnings of unconsolidated subsidiaries	—	(5,194)	(23)	—		(5,217)
Loss (gain) from disposal of assets	—	(3,606)	2	—		(3,604)
Non-cash stock compensation expense	2,599	—	—	—		2,599
Amortization of debt discount and issuance costs	3,325	—	—	—		3,325
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(96,638)	(9,111)	—	105,749	(a)	—
Accounts receivable	—	(15,938)	(14,582)	—		(30,520)
Other current assets	(1,314)	(983)	685	—		(1,612)
Other assets	1,348	183	144	—		1,675
Accounts payable	(674)	(3,498)	(1,314)	—		(5,486)
Due to third-party payors	—	(9,527)	11,265	—		1,738
Accrued expenses	8,717	(2,587)	210	—		6,340
Income and deferred taxes	11,809	—	—	—		11,809

Net cash provided by operating activities	18,892	90,213	14,944	—		124,049

Investing activities
Purchases of property and equipment	(1,536)	(20,684)	(5,714)	—		(27,934)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(10,014)	—	—		(10,014)
Acquisition of businesses, net of cash acquired	—	(206)	—	—		(206)

Net cash used in investing activities	(1,536)	(14,393)	(5,714)	—		(21,643)

Financing activities
Borrowings on revolving credit facility	340,000	—	—	—		340,000
Payments on revolving credit facility	(380,000)	—	—	—		(380,000)
Payments on credit facility term loans	(4,250)	—	—	—		(4,250)
Borrowings of other debt	5,557	—	278	—		5,835
Principal payments on other debt	(4,179)	(220)	(686)	—		(5,085)
Dividends paid to Holdings	(52,034)	—	—	—		(52,034)
Equity investment by Holdings	547	—	—	—		547
Proceeds from bank overdrafts	3,739	—	—	—		3,739
Intercompany	79,937	(72,802)	(7,135)	—		—
Distributions to non-controlling interests	—	—	(1,681)	—		(1,681)

Net cash used in financing activities	(10,683)	(73,022)	(9,224)	—		(92,929)

Net increase in cash and cash equivalents	6,673	2,798	6	—		9,477
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$18,100	$2,798	$622	$—		$21,520

(a)
Elimination of equity in earnings of consolidated subsidiaries.

16. Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes

        The Company's 7 5/8% senior subordinated notes are fully and unconditionally guaranteed, except for customary limitations, on a senior subordinated basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors") which is defined as a subsidiary where the Company holds all ownership interests. Certain of the Company's subsidiaries did not guarantee the 7 5/8% senior subordinated notes (the "Non-Guarantor Subsidiaries").

        The Company conducts a significant portion of its business through its subsidiaries. Presented below is condensed consolidating financial information for the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries at December 31, 2011 and 2012 and the years ended December 31, 2010, 2011 and 2012.

        The equity method has been used by the Company with respect to investments in subsidiaries. The equity method has been used by Subsidiary Guarantors with respect to investments in Non-Guarantor Subsidiaries. Separate financial statements for Subsidiary Guarantors are not presented.

        The condensed consolidating balance sheets at December 2011 and the condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 included in this footnote contain certain immaterial adjustments that were made to the December 31, 2011 condensed consolidating balance sheet and the condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 relating to the presentation of intercompany transactions. On the December 31, 2011 condensed consolidating balance sheet, intercompany accounts that were previously reported as both asset and liability balances within the liability section of the balance sheet have been adjusted and presented separately as either an intercompany receivable within the current asset classification or as an intercompany payable within the current liability classification, based upon the account's attributes on each subsidiary's balance sheet. On the condensed consolidating statement of cash flows for the years ended December 31, 2011 and 2010, the changes in intercompany advances that were previously reported as a change in operating assets and liabilities in cash flow provided by (used in) operating activities has been adjusted as a financing activity. These adjustments had no impact on the total equity of the Guarantors, non-Guarantors or Parent Company. They did not alter the net increase or decrease in cash for the Guarantors, non-Guarantors or Parent Company.

        On February 20, 2013, the Company instructed U.S. Bank Trust National Association, as trustee, to deliver an irrevocable notice of redemption to the holders of all of the Company's outstanding 7 5/8% senior subordinated notes due 2015 all of which will be redeemed at 100% of the principal amount plus any accrued and unpaid interest to the redemption date on or about March 22, 2013.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$35,070	$3,734	$1,340	$—		$40,144
Accounts receivable, net	—	308,043	53,531	(1,645)		359,929
Current deferred tax asset	12,383	1,060	4,434	—		17,877
Prepaid income taxes	3,895	—	—	—		3,895
Intercompany receivables	—	1,021,479	102,694	(1,124,173)		—
Other current assets	5,600	19,655	6,563	—		31,818

Total Current Assets	56,948	1,353,971	168,562	(1,125,818)		453,663
Property and equipment, net	16,344	425,677	59,531	—		501,552
Investment in affiliates	2,930,022	82,475	—	(3,012,497	)(a)(b)	—
Goodwill	—	1,640,534	—	—		1,640,534
Other identifiable intangibles	—	71,745	—	—		71,745
Non-current deferred tax asset	5,107	—	—	(5,107)		—
Other assets	28,680	63,447	692	—		92,819

Total Assets	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$17,836	$—	$—	$—		$17,836
Current portion of long-term debt and notes payable	8,916	1,059	1,671	—		11,646
Accounts payable	4,674	72,213	12,660	—		89,547
Intercompany payables	1,124,173	—	—	(1,124,173)		—
Accrued payroll	186	88,096	304	—		88,586
Accrued vacation	4,249	44,508	6,957	—		55,714
Accrued interest	17,955	804	—	—		18,759
Accrued other	58,650	39,876	8,754	—		107,280
Due to third party payors	—	—	2,723	(1,645)		1,078

Total Current Liabilities	1,236,639	246,556	33,069	(1,125,818)		390,446
Long-term debt, net of current portion	872,671	358,104	60,522	—		1,291,297
Non-current deferred tax liability	—	85,287	9,330	(5,107)		89,510
Other non-current liabilities	46,474	20,275	1,753	—		68,502

Total Liabilities	2,155,784	710,222	104,674	(1,130,925)		1,839,755
Redeemable non-controlling interests	—	—	10,811	—		10,811
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	859,839	—	—	—		859,839
Retained earnings	21,478	790,692	21,197	(811,889	)(b)	21,478
Subsidiary investment	—	2,136,935	63,673	(2,200,608	)(a)	—

Total Select Medical Corporation Stockholder's Equity	881,317	2,927,627	84,870	(3,012,497)		881,317
Non-controlling interests	—	—	28,430	—		28,430

Total Equity	881,317	2,927,627	113,300	(3,012,497)		909,747

Total Liabilities and Equity	$3,037,101	$3,637,849	$228,785	$(4,143,422)		$2,760,313

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Net operating revenues	$123	$2,549,896	$398,950	$—		$2,948,969

Costs and expenses:
Cost of services	2,139	2,099,734	341,677	—		2,443,550
General and administrative	67,402	(1,208)	—	—		66,194
Bad debt expense	—	33,595	5,460	—		39,055
Depreciation and amortization	3,267	50,734	9,310	—		63,311

Total costs and expenses	72,808	2,182,855	356,447	—		2,612,110

Income (loss) from operations	(72,685)	367,041	42,503	—		336,859
Other income and expense:
Intercompany interest and royalty fees	(2,532)	2,494	38	—		—
Intercompany management fees	120,276	(102,096)	(18,180)	—		—
Loss on early retirement of debt	(6,064)	—	—	—		(6,064)
Equity in earnings of unconsolidated subsidiaries	—	7,637	68	—		7,705
Interest expense	(54,167)	(25,348)	(4,244)	—		(83,759)

Income (loss) from operations before income taxes	(15,172)	249,728	20,185	—		254,741
Income tax expense (benefit)	(8,206)	101,795	(15)	—		93,574
Equity in earnings of subsidiaries	162,470	15,639	—	(178,109	)(a)	—

Net income	155,504	163,572	20,200	(178,109)		161,167
Less: Net income attributable to non-controlling interests	—	—	5,663	—		5,663

Net income attributable to Select Medical Corporation	$155,504	$163,572	$14,537	$(178,109)		$155,504

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$155,504	$163,572	$20,200	$(178,109	)(a)	$161,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,267	50,734	9,310	—		63,311
Provision for bad debts	—	33,595	5,460	—		39,055
Equity in earnings of unconsolidated subsidiaires	—	(7,637)	(68)	—		(7,705)
Loss on early retirement of debt	6,064	—	—	—		6,064
Loss (gain) from disposal or sale of assets	—	(6,002)	96	—		(5,906)
Non-cash stock compensation expense	5,677	—	—	—		5,677
Amortization of debt discount and issuance costs	7,190	—	—	—		7,190
Deferred income taxes	7,909	—	—	—		7,909
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(162,470)	(15,639)	—	178,109	(a)	—
Accounts receivable	—	29,727	(14,569)	—		15,158
Other current assets	740	141	(2,488)	—		(1,607)
Other assets	2,448	3,268	161	—		5,877
Accounts payable	(2,679)	(4,040)	602	—		(6,117)
Due to third-party payors	—	(15,278)	10,830	—		(4,448)
Accrued expenses	25,350	(3,835)	2,231	—		23,746

Net cash provided by operating activities	49,000	228,606	31,765	—		309,371

Investing activities
Purchases of property and equipment	(5,150)	(49,160)	(13,875)	—		(68,185)
Proceeds from sale of assets	—	16,511	—	—		16,511
Investment in businesses, net of distributions	—	(14,689)	—	—		(14,689)
Acquisition of businesses, net of cash acquired	—	(6,043)	—	—		(6,043)

Net cash used in investing activities	(5,150)	(53,381)	(13,875)	—		(72,406)

Financing activities
Borrowings on revolving credit facility	495,000	—	—	—		495,000
Payments on revolving credit facility	(405,000)	—	—	—		(405,000)
Borrowings on 2011 credit facility term loans, net of discount	266,750	—	—	—		266,750
Payments on 2011 credit facility term loans	(9,875)	—	—	—		(9,875)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(278,495)	—	—	—		(278,495)
Borrowings of other debt	8,003	—	278	—		8,281
Principal payments on other debt	(8,049)	(433)	(1,813)	—		(10,295)
Debt issuance costs	(6,527)	—	—	—		(6,527)
Dividends paid to Holdings	(268,479)	—	—	—		(268,479)
Equity investment by Holdings	1,817	—	—	—		1,817
Proceeds from bank overdrafts	1,227	—	—	—		1,227
Intercompany	183,421	(171,058)	(12,363)	—		—
Distributions to non-controlling interests	—	—	(3,268)	—		(3,268)

Net cash used in financing activities	(20,207)	(171,491)	(17,166)	—		(208,864)

Net increase in cash and cash equivalents	23,643	3,734	724	—		28,101
Cash and cash equivalents at beginning of period	11,427	—	616	—		12,043

Cash and cash equivalents at end of period	$35,070	$3,734	$1,340	$—		$40,144

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Balance Sheet
December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Assets
Current Assets:
Cash and cash equivalents	$11,427	$—	$616	$—		$12,043
Accounts receivable, net	—	369,321	52,529	(8,107)		413,743
Current deferred tax asset	11,415	3,221	3,669	—		18,305
Prepaid income taxes	9,497	—	—	—		9,497
Intercompany receivables	—	880,537	98,448	(978,985)		—
Other current assets	6,340	19,407	4,075	—		29,822

Total Current Assets	38,679	1,272,486	159,337	(987,092)		483,410
Property and equipment, net	14,641	440,736	54,651	—		510,028
Investment in affiliates	2,751,776	83,772	—	(2,835,548	)(a)(b)	—
Goodwill	—	1,631,716	—	—		1,631,716
Other identifiable intangibles	—	72,123	—	—		72,123
Non-current deferred tax asset	2,509	—	—	(2,509)		—
Other assets	31,128	41,480	853	—		73,461

Total Assets	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

Liabilities and Equity
Current Liabilities:
Bank overdrafts	$16,609	$—	$—	$—		$16,609
Current portion of long-term debt and notes payable	8,853	390	1,605	—		10,848
Accounts payable	7,353	76,207	12,058	—		95,618
Intercompany payables	978,985	—	—	(978,985)		—
Accrued payroll	229	82,518	141	—		82,888
Accrued vacation	3,703	41,305	6,242	—		51,250
Accrued interest	11,843	137	—	—		11,980
Accrued other	47,829	56,113	7,401	—		111,343
Due to third party payors	—	13,633	—	(8,107)		5,526

Total Current Liabilities	1,075,404	270,303	27,447	(987,092)		386,062
Long-term debt, net of current portion	733,328	425,315	60,007	—		1,218,650
Non-current deferred tax liability	—	75,750	8,787	(2,509)		82,028
Other non-current liabilities	46,555	17,970	380	—		64,905

Total Liabilities	1,855,287	789,338	96,621	(989,601)		1,751,645
Redeemable non-controlling interests	—	—	8,988	—		8,988
Stockholder's Equity:
Common stock	0	—	—	—		0
Capital in excess of par	848,844	—	—	—		848,844
Retained earnings	134,602	627,120	23,154	(650,274	)(b)	134,602
Subsidiary investment	—	2,125,855	59,419	(2,185,274	)(a)	—

Total Select Medical Corporation Stockholder's Equity	983,446	2,752,975	82,573	(2,835,548)		983,446
Non-controlling interests	—	—	26,659	—		26,659

Total Equity	983,446	2,752,975	109,232	(2,835,548)		1,010,105

Total Liabilities and Equity	$2,838,733	$3,542,313	$214,841	$(3,825,149)		$2,770,738

(a)
Elimination of investments in consolidated subsidiaries.

(b)
Elimination of investments in consolidated subsidiaries' earnings.

Select Medical Corporation
Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$121	$2,436,177	$368,209	$—	$2,804,507

Costs and expenses:
Cost of services	1,729	1,996,671	310,170	—	2,308,570
General and administrative	61,995	359	—	—	62,354
Bad debt expense	—	44,300	7,047	—	51,347
Depreciation and amortization	4,115	58,064	9,338	—	71,517

Total costs and expenses	67,839	2,099,394	326,555	—	2,493,788

Income (loss) from operations	(67,718)	336,783	41,654	—	310,719
Other income and expense:
Intercompany interest and royalty fees	(3,408)	3,382	26	—	—
Intercompany management fees	120,013	(102,970)	(17,043)	—	—
Loss on early retirement of debt	(20,385)	—	—	—	(20,385)
Equity in earnings of unconsolidated subsidiaries	—	2,870	53	—	2,923
Interest income	132	122	68	—	322
Interest expense	(41,817)	(34,612)	(4,803)	—	(81,232)

Income (loss) before income taxes	(13,183)	205,575	19,955	—	212,347
Income tax expense (benefit)	(12,821)	92,561	1,244	—	80,984
Equity in earnings of subsidiaries	126,809	13,406	—	(140,215) (a)	—

Net income	126,447	126,420	18,711	(140,215)	131,363
Less: Net income attributable to non-controlling interests	—	—	4,916	—	4,916

Net income attributable to Select Medical Corporation	$126,447	$126,420	$13,795	$(140,215)	$126,447

(a)
Elimination of equity in earnings of subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$126,447	$126,420	$18,711	$(140,215	)(a)	$131,363
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,115	58,064	9,338	—		71,517
Provision for bad debts	—	44,300	7,047	—		51,347
Equity in earnings of unconsolidated subsidiaries	—	(2,870)	(53)	—		(2,923)
Loss on early retirement of debt	20,385	—	—	—		20,385
Loss (gain) from disposal or sale of assets	13	(5,024)	45	—		(4,966)
Non-cash stock compensation expense	3,725	—	—	—		3,725
Amortization of debt discount and issuance costs	6,700	—	—	—		6,700
Deferred income taxes	35,305	—	—	—		35,305
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(126,809)	(13,406)	—	140,215	(a)	—
Accounts receivable	—	(98,966)	(12,160)	—		(111,126)
Other current assets	(1,780)	1,165	(586)	—		(1,201)
Other assets	(12,069)	9,683	318	—		(2,068)
Accounts payable	1,326	16,247	3,056	—		20,629
Due to third-party payors	—	1,408	(1,181)	—		227
Accrued expenses	14,823	5,522	794	—		21,139

Net cash provided by operating activities	72,181	142,543	25,329	—		240,053

Investing activities
Purchases of property and equipment	(3,413)	(37,759)	(4,844)	—		(46,016)
Investment in businesses, net of distributions	—	(15,699)	—	—		(15,699)
Acquisition of businesses, net of cash acquired	—	(899)	—	—		(899)
Proceeds from sale of assets	—	7,879	—	—		7,879

Net cash used in investing activities	(3,413)	(46,478)	(4,844)	—		(54,735)

Financing activities
Borrowings on revolving credit facility	735,000	—	—	—		735,000
Payments on revolving credit facility	(720,000)	—	—	—		(720,000)
Borrowings on 2011 credit facility term loans, net of discount	841,500	—	—	—		841,500
Payments on 2011 credit facility term loans	(4,250)	—	—	—		(4,250)
Payments on 2005 credit facility term loans, net of call premium	(484,633)	—	—	—		(484,633)
Repurchase of 7 5/8% senior subordinated notes, net of premiums	(273,941)	—	—	—		(273,941)
Borrowings of other debt	6,100	955	—	—		7,055
Principal payments on other debt	(5,662)	(755)	(1,082)	—		(7,499)
Debt issuance costs	(18,556)	—	—	—		(18,556)
Repayments of bank overdrafts	(2,183)	—	—	—		(2,183)
Equity investment by Holdings	208	—	—	—		208
Dividends paid to Holdings	(245,729)	—	—	—		(245,729)
Intercompany	114,656	(99,832)	(14,824)	—		—
Distributions to non-controlling interests	—	—	(4,612)	—		(4,612)

Net cash used in financing activities	(57,490)	(99,632)	(20,518)	—		(177,640)

Net increase (decrease) in cash and cash equivalents	11,278	(3,567)	(33)	—		7,678
Cash and cash equivalents at beginning of period	149	3,567	649	—		4,365

Cash and cash equivalents at end of period	$11,427	$—	$616	$—		$12,043

(a)
Elimination of equity in earnings of consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Operations and Comprehensive Income
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net operating revenues	$107	$2,060,001	$330,182	$—	$2,390,290

Costs and expenses:
Cost of services	1,473	1,703,096	277,610	—	1,982,179
General and administrative	53,035	9,086	—	—	62,121
Bad debt expense	—	34,267	6,880	—	41,147
Depreciation and amortization	2,837	57,267	8,602	—	68,706

Total costs and expenses	57,345	1,803,716	293,092	—	2,154,153

Income (loss) from operations	(57,238)	256,285	37,090	—	236,137
Other income and expense:
Intercompany interest and royalty fees	(4,057)	4,026	31	—	—
Intercompany management fees	101,878	(86,451)	(15,427)	—	—
Equity in losses of unconsolidated subsidiaries	—	(440)	—	—	(440)
Other income	632	—	—	—	632
Interest expense	(44,921)	(34,965)	(4,586)	—	(84,472)

Income (loss) before income taxes	(3,706)	138,455	17,108	—	151,857
Income tax expense (benefit)	(7,097)	56,271	2,206	—	51,380
Equity in earnings of subsidiaries	92,366	10,647	—	(103,013) (a)	—

Net income	95,757	92,831	14,902	(103,013)	100,477
Less: Net income attributable to non-controlling interests	—	—	4,720	—	4,720

Net income attributable to Select Medical Corporation	95,757	92,831	10,182	(103,013)	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax	8,914	—	—	—	8,914

Comprehensive income attributable to Select Medical Corporation	$104,671	$92,831	$10,182	$(103,013)	$104,671

(a)
Elimination of equity in net income from consolidated subsidiaries.

Select Medical Corporation
Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010

	Select Medical Corporation (Parent Company Only)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations		Consolidated
	(in thousands)
Operating activities
Net income	$95,757	$92,831	$14,902	$(103,013	)(a)	$100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,837	57,267	8,602	—		68,706
Provision for bad debts	—	34,267	6,880	—		41,147
Equity in losses of unconsolidated subsidiaries	—	440	—	—		440
Loss from disposal of assets	4	329	151	—		484
Non-cash gain from interest rate swaps	(632)	—	—	—		(632)
Non-cash stock compensation expense	2,236	—	—	—		2,236
Amortization of debt discount and issuance costs	6,599	—	—	—		6,599
Deferred income taxes	9,450	—	—	—		9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(92,366)	(10,647)	—	103,013	(a)	—
Accounts receivable	—	(42,549)	(21,780)	—		(64,329)
Other current assets	826	(1,008)	1,777	—		1,595
Other assets	(6,492)	(1,472)	1,193	—		(6,771)
Accounts payable	2,798	(9,971)	12	—		(7,161)
Due to third-party payors	—	(4,390)	2,488	—		(1,902)
Accrued expenses	(25,160)	42,387	2,498	—		19,725

Net cash provided by (used in) operating activities	(4,143)	157,484	16,723	—		170,064

Investing activities
Purchases of property and equipment	(3,078)	(33,186)	(15,497)	—		(51,761)
Proceeds from sale of assets	—	565	—	—		565
Acquisition of businesses, net of cash acquired	—	(165,802)	—	—		(165,802)

Net cash used in investing activities	(3,078)	(198,423)	(15,497)	—		(216,998)

Financing activities
Equity investment by Holdings	241	—	—	—		241
Borrowings on revolving credit facility	227,000	—	—	—		227,000
Payments on revolving credit facility	(202,000)	—	—	—		(202,000)
Payments on credit facility term loan	(1,223)	—	—	—		(1,223)
Borrowings of other debt	5,564	—	783	—		6,347
Principal payments on other debt	(5,589)	(946)	(901)	—		(7,436)
Dividends paid to Holdings	(69,671)	—	—	—		(69,671)
Proceeds from bank overdrafts	18,792	—	—	—		18,792
Intercompany	(46,684)	43,154	3,530	—		—
Distributions to non-controlling interests	—	—	(4,431)	—		(4,431)

Net cash provided by (used in) financing activities	(73,570)	42,208	(1,019)	—		(32,381)

Net increase (decrease) in cash and cash equivalents	(80,791)	1,269	207	—		(79,315)
Cash and cash equivalents at beginning of period	80,940	2,298	442	—		83,680

Cash and cash equivalents at end of period	$149	$3,567	$649	$—		$4,365

(a)
Elimination of equity in earnings of subsidiaries.